CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income for the period	$ 30,138	$ 5,838	$ 63,581	$ 20,830
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	(2,021)	1,057	(2,626)	2,509
Amortization of deferred realized losses on cash flow hedges	903	921	1,796	1,832
Total Other Comprehensive Income/(Loss)	(1,118)	1,978	(830)	4,341
Comprehensive Income	$ 29,020	$ 7,816	$ 62,751	$ 25,171